CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash Flows from Operating Activities:
Net (loss)/income	¥ 1,194,871	$ 173,240	¥ 1,032,984	¥ (692,748)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	26,430	3,832	43,236	91,772
Amortization of right-of-use assets	26,401	3,828	96,714	235,691
Disposal of property, equipment and software	5,103	740	2,610	7,382
Fair value adjustments related to the consolidated ABFE	(18,900)	(2,740)	37,442	143,988
Share-based compensation	22,135	3,208	19,089	14,173
Provision for contingent liability			(2,629)	3,187
Allowance for contract assets, receivables and others	188,223	27,291	370,154	371,629
Loss of disposal				655,839
Changes in operating assets and liabilities
Accounts receivable	68,584	9,944	(185,777)	(135,700)
Contract assets	369,061	53,509	(668,245)	817,463
Contract cost	9,172	1,329	55,570	64,705
Prepaid expenses and other assets	4,013	582	(82,165)	278,999
Change in the consolidated ABFE related assets/liabilities	(640)	(93)	17,528	42,045
Financing receivables	7,300	1,058	(81,483)	(10,868)
Amounts due from/to related parties	(78,632)	(11,401)	(437,782)	75,155
Deferred tax assets/liabilities	(109,594)	(15,890)	84,937	(151,654)
Accounts payable	(4,921)	(713)	9,162	1,239
Deferred revenue	53,160	7,708	(38,520)	(246,268)
Accrued expenses and other liabilities	109,825	15,923	(30,148)	(458,039)
Refund liabilities	(5,732)	(831)	(5,113)	(627,897)
Lease liabilities	(16,429)	(2,382)	(79,372)	(198,065)
Net cash provided by operating activities	1,849,430	268,142	158,192	282,028
Cash Flows from Investing Activities:
Purchase of property, equipment and software	(882)	(128)	(9,404)	(13,722)
Disposal of property, equipment and software	871	126	612	1,283
Purchase of held-to-maturity investments	(201,000)	(29,142)	(780,000)	(2,200)
Redemption of held-to-maturity investments	200,500	29,070	781,086	5,541
Purchase of available-for-sale investments	(2,056,000)	(298,092)	(341,234)	(423,000)
Proceeds from disposal of available-for-sale investments	1,254,285	181,854	334,942	706,655
Acquisition of subsidiaries, net of cash acquired of RMB9,307, nil and nil for the years ended December 31, 2020, 2021 and 2022, respectively				(15,172)
Prepayment of investments				(725,593)
Return of prepayment of investments				725,593
Disposal of subsidiaries, net of cash disposed of RMB1,307,982, nil and nil for the years ended December 31, 2020, 2021 and 2022, respectively				(1,184,286)
Investment in loans at fair value	(56,147)	(8,140)	(60,201)	(153,750)
Collection of principal of loans at fair value	92,673	13,436	125,969	193,898
Disposal of financing receivables	18,540	2,688
Loan to related parties	(200,000)	(28,997)
Origination of financing receivables	(935)	(136)	(1,825,473)	(1,356,379)
Repayments of financing receivables	1,000,654	145,081	1,427,196	110,390
Loans to third parties				(152,000)
Collection of principal of loans to third parties				486,079
Net cash (used in)/provided by investing activities	52,559	7,620	(346,507)	(1,796,663)
Cash Flows from Financing Activities:
Deferred payment of acquisition of subsidiaries under common control				(47,046)
Principal payments to the consolidated ABFE	(85,586)	(12,408)	(71,861)	(11,866)
Contribution from investors of the consolidated ABFE			657	174,000
Loans from related parties			2,600	361,500
Principal payments of loans from related parties	(182,000)	(26,388)	(29,300)
Loan from third parties			575,900	500,500
Repayment of loan to a third party	(217,700)	(31,564)	(47,800)	(18,590)
Repurchase of ordinary shares	(3,837)	(556)	(2,750)	(3,050)
Net cash provided by/(used in) financing activities	(489,123)	(70,916)	427,446	955,448
Effect of foreign exchange rate changes	2,486	360	(936)	(2,807)
Net (decrease)/increase in cash, cash equivalents and restricted cash	1,415,352	205,206	238,195	(561,994)
Cash, cash equivalents and restricted cash, beginning of year	2,945,343	427,035	2,707,148	3,269,142
Cash, cash equivalents and restricted cash, end of year	4,360,695	632,241	2,945,343	2,707,148
Supplemental disclosures of cash flow information:
Cash paid for income taxes	78,872	11,435	63,313	103,731
Cash paid for interest	¥ 121,698	$ 17,645	¥ 85,261	¥ 1,641